Distribution Date:	10/18/21	Wells Fargo Commercial Mortgage Trust 2019-C52
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-C52

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-15		500 North Central Expressway, Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Don Simon	(203) 660-6100
Historical Detail	20		PO Box 4839, | Greenwich, CT 06831
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95002MAS8	1.987000%	26,626,000.00	2,852,578.60	485,618.13	4,723.39	0.00	0.00	490,341.52	2,366,960.47	30.83%	30.00%
A-2	95002MAT6	2.736000%	43,907,000.00	43,907,000.00	0.00	100,107.96	0.00	0.00	100,107.96	43,907,000.00	30.83%	30.00%
A-3	95002MAU3	2.631000%	28,568,000.00	28,568,000.00	0.00	62,635.34	0.00	0.00	62,635.34	28,568,000.00	30.83%	30.00%
A-SB	95002MAV1	2.833000%	47,444,000.00	47,444,000.00	0.00	112,007.38	0.00	0.00	112,007.38	47,444,000.00	30.83%	30.00%
A-4	95002MAW9	2.643000%	177,000,000.00	177,000,000.00	0.00	389,842.50	0.00	0.00	389,842.50	177,000,000.00	30.83%	30.00%
A-5	95002MAX7	2.892000%	306,623,000.00	306,623,000.00	0.00	738,961.43	0.00	0.00	738,961.43	306,623,000.00	30.83%	30.00%
A-S	95002MBA6	3.143000%	93,400,000.00	93,400,000.00	0.00	244,630.17	0.00	0.00	244,630.17	93,400,000.00	20.17%	19.63%
B	95002MBB4	3.375000%	45,012,000.00	45,012,000.00	0.00	126,596.25	0.00	0.00	126,596.25	45,012,000.00	15.03%	14.63%
C	95002MBC2	3.561000%	34,254,000.00	34,254,000.00	0.00	101,648.75	0.00	0.00	101,648.75	34,254,000.00	11.12%	10.82%
D-RR	95002MAA7	4.380886%	25,387,000.00	25,387,000.00	0.00	92,681.30	0.00	0.00	92,681.30	25,387,000.00	8.22%	8.00%
E-RR	95002MAE9	4.380886%	16,879,000.00	16,879,000.00	0.00	61,620.82	0.00	0.00	61,620.82	16,879,000.00	6.29%	6.13%
F-RR	95002MAG4	4.380886%	15,754,000.00	15,754,000.00	0.00	57,513.74	0.00	0.00	57,513.74	15,754,000.00	4.50%	4.38%
G-RR	95002MAJ8	4.380886%	9,003,000.00	9,003,000.00	0.00	32,867.60	0.00	0.00	32,867.60	9,003,000.00	3.47%	3.38%
H-RR*	95002MAL3	4.380886%	30,383,221.00	30,383,221.00	0.00	109,233.64	0.00	0.00	109,233.64	30,383,221.00	0.00%	0.00%
V	95002MAN9	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95002MAQ2	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			900,240,421.00	876,466,799.60	485,618.13	2,235,070.27	0.00	0.00	2,720,688.40	875,981,181.47

Notional Certificates
X-A	95002MAY5	1.594032%	630,168,000.00	606,394,578.60	0.00	805,510.13	0.00	0.00	805,510.13	605,908,960.47
X-B	95002MAZ2	1.094483%	172,666,000.00	172,666,000.00	0.00	157,483.28	0.00	0.00	157,483.28	172,666,000.00
Notional SubTotal			802,834,000.00	779,060,578.60	0.00	962,993.41	0.00	0.00	962,993.41	778,574,960.47

Deal Distribution Total					485,618.13	3,198,063.68	0.00	0.00	3,683,681.81

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002MAS8	107.13507849	18.23849358	0.17739766	0.00000000	0.00000000	0.00000000	0.00000000	18.41589123	88.89658492
A-2	95002MAT6	1,000.00000000	0.00000000	2.28000000	0.00000000	0.00000000	0.00000000	0.00000000	2.28000000	1,000.00000000
A-3	95002MAU3	1,000.00000000	0.00000000	2.19250000	0.00000000	0.00000000	0.00000000	0.00000000	2.19250000	1,000.00000000
A-SB	95002MAV1	1,000.00000000	0.00000000	2.36083340	0.00000000	0.00000000	0.00000000	0.00000000	2.36083340	1,000.00000000
A-4	95002MAW9	1,000.00000000	0.00000000	2.20250000	0.00000000	0.00000000	0.00000000	0.00000000	2.20250000	1,000.00000000
A-5	95002MAX7	1,000.00000000	0.00000000	2.41000000	0.00000000	0.00000000	0.00000000	0.00000000	2.41000000	1,000.00000000
A-S	95002MBA6	1,000.00000000	0.00000000	2.61916670	0.00000000	0.00000000	0.00000000	0.00000000	2.61916670	1,000.00000000
B	95002MBB4	1,000.00000000	0.00000000	2.81250000	0.00000000	0.00000000	0.00000000	0.00000000	2.81250000	1,000.00000000
C	95002MBC2	1,000.00000000	0.00000000	2.96750015	0.00000000	0.00000000	0.00000000	0.00000000	2.96750015	1,000.00000000
D-RR	95002MAA7	1,000.00000000	0.00000000	3.65073857	0.00000000	0.00000000	0.00000000	0.00000000	3.65073857	1,000.00000000
E-RR	95002MAE9	1,000.00000000	0.00000000	3.65073879	0.00000000	0.00000000	0.00000000	0.00000000	3.65073879	1,000.00000000
F-RR	95002MAG4	1,000.00000000	0.00000000	3.65073886	0.00000000	0.00000000	0.00000000	0.00000000	3.65073886	1,000.00000000
G-RR	95002MAJ8	1,000.00000000	0.00000000	3.65073864	0.00000000	0.00000000	0.00000000	0.00000000	3.65073864	1,000.00000000
H-RR	95002MAL3	1,000.00000000	0.00000000	3.59519618	0.05554250	2.41260991	0.00000000	0.00000000	3.59519618	1,000.00000000
V	95002MAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95002MAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002MAY5	962.27447062	0.00000000	1.27824664	0.00000000	0.00000000	0.00000000	0.00000000	1.27824664	961.50385369
X-B	95002MAZ2	1,000.00000000	0.00000000	0.91206885	0.00000000	0.00000000	0.00000000	0.00000000	0.91206885	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	4,723.39	0.00	4,723.39	0.00	0.00	0.00	4,723.39	0.00
A-2	09/01/21 - 09/30/21	30	0.00	100,107.96	0.00	100,107.96	0.00	0.00	0.00	100,107.96	0.00
A-3	09/01/21 - 09/30/21	30	0.00	62,635.34	0.00	62,635.34	0.00	0.00	0.00	62,635.34	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	112,007.38	0.00	112,007.38	0.00	0.00	0.00	112,007.38	0.00
A-4	09/01/21 - 09/30/21	30	0.00	389,842.50	0.00	389,842.50	0.00	0.00	0.00	389,842.50	0.00
A-5	09/01/21 - 09/30/21	30	0.00	738,961.43	0.00	738,961.43	0.00	0.00	0.00	738,961.43	0.00
X-A	09/01/21 - 09/30/21	30	0.00	805,510.13	0.00	805,510.13	0.00	0.00	0.00	805,510.13	0.00
X-B	09/01/21 - 09/30/21	30	0.00	157,483.28	0.00	157,483.28	0.00	0.00	0.00	157,483.28	0.00
A-S	09/01/21 - 09/30/21	30	0.00	244,630.17	0.00	244,630.17	0.00	0.00	0.00	244,630.17	0.00
B	09/01/21 - 09/30/21	30	0.00	126,596.25	0.00	126,596.25	0.00	0.00	0.00	126,596.25	0.00
C	09/01/21 - 09/30/21	30	0.00	101,648.75	0.00	101,648.75	0.00	0.00	0.00	101,648.75	0.00
D-RR	09/01/21 - 09/30/21	30	0.00	92,681.30	0.00	92,681.30	0.00	0.00	0.00	92,681.30	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	61,620.82	0.00	61,620.82	0.00	0.00	0.00	61,620.82	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	57,513.74	0.00	57,513.74	0.00	0.00	0.00	57,513.74	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	32,867.60	0.00	32,867.60	0.00	0.00	0.00	32,867.60	0.00
H-RR	09/01/21 - 09/30/21	30	71,354.80	110,921.20	0.00	110,921.20	1,687.56	0.00	0.00	109,233.64	73,302.86
Totals			71,354.80	3,199,751.24	0.00	3,199,751.24	1,687.56	0.00	0.00	3,198,063.68	73,302.86

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	3,683,681.81
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,210,719.21	Master Servicing Fee	5,083.93
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,404.47
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	365.03
ARD Interest	0.00	Operating Advisor Fee	1,043.80
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	219.02
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,210,719.21	Total Fees	12,406.25

Principal		Expenses/Reimbursements
Scheduled Principal	485,618.13	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	249.33
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	485,618.13	Total Expenses/Reimbursements	249.33

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,198,063.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	485,618.13
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,683,681.81
Total Funds Collected	3,696,337.34	Total Funds Distributed	3,696,337.39

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	876,072,844.26	876,072,844.26	Beginning Certificate Balance	876,466,799.60
(-) Scheduled Principal Collections	485,618.13	485,618.13	(-) Principal Distributions	485,618.13
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	875,587,226.13	875,587,226.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	876,111,965.39	876,111,965.39	Ending Certificate Balance	875,981,181.47
Ending Actual Collateral Balance	875,592,115.66	875,592,115.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	393,955.34
Beginning Cumulative Advances	0.00	393,955.89	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	393,955.34
Ending Cumulative Advances	0.00	393,955.89	Net WAC Rate	4.38%
			UC / (OC) Interest	1,438.23
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	30,000,000.00	3.43%	33	4.9500	NAP	Defeased	1	30,000,000.00	3.43%	33	4.9500	NAP
1,000,000 or less	1	931,000.00	0.11%	94	5.5300	1.650700	Unknown	3	17,851,591.24	2.04%	93	4.5900	NAP
1,000,001 to 2,000,000	1	1,194,242.93	0.14%	92	4.7500	3.850600	1.40 or less	15	160,168,503.48	18.29%	93	4.7580	0.902312
2,000,001 to 3,000,000	2	4,625,686.41	0.53%	93	4.5040	1.687002	1.41 to 1.50	2	59,186,916.50	6.76%	93	3.9370	1.495091
3,000,001 to 4,000,000	7	25,172,784.89	2.87%	93	4.7073	1.439536	1.51 to 1.60	3	19,453,497.25	2.22%	53	4.9939	1.537952
4,000,001 to 5,000,000	7	30,803,030.70	3.52%	93	4.7286	1.527206	1.61 to 1.70	3	19,645,347.68	2.24%	93	4.9081	1.686525
5,000,001 to 6,000,000	7	39,299,707.94	4.49%	94	4.6926	1.298607	1.71 to 1.80	4	50,904,185.27	5.81%	78	4.7041	1.741545
6,000,001 to 7,000,000	3	19,213,870.43	2.19%	93	4.4491	2.790889	1.81 to 1.90	7	67,356,136.28	7.69%	94	4.4047	1.831044
7,000,001 to 8,000,000	6	44,751,179.52	5.11%	87	4.3351	2.269475	1.91 to 2.00	7	81,871,244.65	9.35%	93	4.7453	1.965529
8,000,001 to 9,000,000	5	43,190,317.53	4.93%	92	4.4172	1.645028	2.01 to 2.50	9	192,733,680.01	22.01%	93	4.0605	2.351178
9,000,001 to 10,000,000	6	57,040,141.25	6.51%	93	4.3394	3.376806	2.51 to 3.50	13	158,371,880.84	18.09%	91	4.1848	2.921937
10,000,001 to 15,000,000	3	37,227,665.46	4.25%	72	4.8335	1.436146	3.51 to 4.00	2	8,544,242.93	0.98%	93	3.9758	3.938687
15,000,001 to 20,000,000	8	141,242,240.91	16.13%	93	4.5330	1.855938	4.01 or greater	1	9,500,000.00	1.08%	93	2.9000	11.738400
20,000,001 to 30,000,000	8	202,077,858.16	23.08%	89	4.3983	1.998536	Totals	70	875,587,226.13	100.00%	89	4.3977	2.048841
30,000,001 or greater	5	198,817,500.00	22.71%	93	3.9992	2.230568
Totals	70	875,587,226.13	100.00%	89	4.3977	2.048841
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	30,000,000.00	3.43%	33	4.9500	NAP	Pennsylvania	3	23,307,981.47	2.66%	93	4.9246	1.671101
Alabama	1	7,175,408.29	0.82%	94	5.1500	1.278900	South Carolina	6	7,725,265.75	0.88%	94	4.1153	2.127006
Arizona	3	31,200,000.00	3.56%	92	4.1370	4.987342	Tennessee	3	41,446,957.18	4.73%	94	4.4923	1.890560
California	29	180,508,669.70	20.62%	91	4.0750	1.917219	Texas	10	77,346,222.15	8.83%	93	4.3077	2.287010
Colorado	2	12,079,242.35	1.38%	93	4.8000	1.997100	Utah	1	6,513,870.43	0.74%	93	4.6000	2.276000
Connecticut	1	5,150,000.00	0.59%	94	3.9900	2.465800	Virginia	3	18,450,000.00	2.11%	93	4.1012	3.084442
Delaware	1	5,892,271.68	0.67%	94	4.5500	1.824700	Washington	1	8,715,000.00	1.00%	91	4.3800	2.655000
Florida	4	69,890,000.00	7.98%	82	4.4509	2.360355	West Virginia	1	7,107,649.56	0.81%	93	3.9500	1.848300
Georgia	6	65,838,123.97	7.52%	93	4.6127	1.248560	Wyoming	1	4,200,000.00	0.48%	92	4.7500	2.611500
Illinois	2	7,555,142.93	0.86%	92	4.5441	1.919659	Totals	126	875,587,226.13	100.00%	89	4.3977	2.048841
Indiana	1	5,231,267.43	0.60%	94	4.9900	1.923200
									Property Type³
Iowa	3	1,160,536.22	0.13%	94	4.3000	3.041400
Kansas	1	4,020,824.05	0.46%	92	4.6600	1.971700		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	9	7,571,882.25	0.86%	94	3.8090	2.296800		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	1	4,250,000.00	0.49%	94	4.6570	1.841800	Defeased	1	30,000,000.00	3.43%	33	4.9500	NAP
Massachusetts	2	18,110,471.10	2.07%	50	4.9998	1.433504	Industrial	20	109,217,439.34	12.47%	93	4.2657	2.292754
Michigan	5	56,300,091.23	6.43%	93	4.7203	1.254670	Lodging	10	97,357,784.40	11.12%	93	4.7584	1.017154
Minnesota	1	3,640,000.00	0.42%	93	4.6500	1.960000	Mixed Use	6	44,159,050.77	5.04%	76	4.6796	1.420019
Mississippi	9	13,165,860.51	1.50%	93	4.0401	2.208512	Multi-Family	6	74,250,000.00	8.48%	90	4.5368	3.036474
Nevada	1	7,050,000.00	0.81%	94	3.9900	2.465800	Office	17	282,136,270.69	32.22%	90	4.2119	2.181188
New Jersey	2	45,424,706.69	5.19%	94	4.1868	2.170573	Other	1	2,194,178.06	0.25%	92	4.7300	1.550700
New York	2	22,390,000.00	2.56%	93	4.9687	1.593615	Retail	28	184,139,100.22	21.03%	92	4.4412	1.938817
North Carolina	6	17,401,416.16	1.99%	93	4.6454	2.569602	Self Storage	37	52,133,402.77	5.95%	94	4.0849	2.423023
Ohio	3	18,188,365.14	2.08%	93	4.7658	0.816013	Totals	126	875,587,226.13	100.00%	89	4.3977	2.048841
Oklahoma	1	41,580,000.00	4.75%	93	4.0000	2.387000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	30,000,000.00	3.43%	33	4.9500	NAP	Defeased	1	30,000,000.00	3.43%	33	4.9500	NAP
	3.500% or less	1	9,500,000.00	1.08%	93	2.9000	11.738400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	1	18,000,000.00	2.06%	92	3.5700	2.900000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	8	178,985,149.56	20.44%	93	3.8873	2.220783	25 months to 36 months	69	845,587,226.13	96.57%	91	4.3782	2.045961
	4.001% to 4.250%	9	163,038,521.36	18.62%	93	4.1150	2.398189	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	76,297,699.20	8.71%	90	4.3926	2.407742	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	27	255,030,729.61	29.13%	90	4.6588	1.503903	Totals	70	875,587,226.13	100.00%	89	4.3977	2.048841
	4.751% to 5.000%	9	89,297,069.77	10.20%	92	4.8578	1.477768
	5.001% to 5.250%	5	50,603,260.43	5.78%	78	5.1448	1.453224
	5.251% to 5.500%	1	3,903,796.20	0.45%	91	5.4000	0.911400
	5.501% or greater	1	931,000.00	0.11%	94	5.5300	1.650700
	Totals	70	875,587,226.13	100.00%	89	4.3977	2.048841
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	30,000,000.00	3.43%	33	4.9500	NAP	Defeased	1	30,000,000.00	3.43%	33	4.9500	NAP
	81 months or less	3	42,559,319.19	4.86%	50	4.7782	1.813857	Interest Only	42	600,309,408.58	68.56%	91	4.2558	2.321519
	82 months or greater	66	803,027,906.94	91.71%	93	4.3570	2.058262	300 months or less	5	27,438,451.49	3.13%	93	4.9433	1.146517
	Totals	70	875,587,226.13	100.00%	89	4.3977	2.048841	301 months or greater	22	217,839,366.06	24.88%	89	4.6442	1.399885
								Totals	70	875,587,226.13	100.00%	89	4.3977	2.048841
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	30,000,000.00	3.43%	33	4.9500	NAP				None
Underwriter's Information		3	24,071,508.35	2.75%	92	3.8071	2.647754
	12 months or less	63	803,664,126.54	91.79%	91	4.3906	2.073383
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Unknown	3	17,851,591.24	2.04%	93	4.5900	NAP
	Totals	70	875,587,226.13	100.00%	89	4.3977	2.048841
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	322150001	OF	Sunnyvale	CA	Actual/360	3.764%	156,043.36	0.00	0.00	07/06/29	06/06/34	--	49,750,000.00	49,750,000.00	10/06/21
2	300571969	RT	Norman	OK	Actual/360	4.000%	138,600.00	0.00	0.00	N/A	07/06/29	--	41,580,000.00	41,580,000.00	10/06/21
3	322150003	Various Various		CA	Actual/360	4.059%	135,300.00	0.00	0.00	N/A	05/06/29	--	40,000,000.00	40,000,000.00	10/06/21
4	322150004	LO	Atlanta	GA	Actual/360	4.590%	73,927.69	28,481.69	0.00	N/A	07/06/29	--	19,327,499.37	19,299,017.68	10/06/21
4A	322150104				Actual/360	4.590%	36,963.84	14,240.85	0.00	N/A	07/06/29	--	9,663,749.69	9,649,508.84	10/06/21
4B	322150204				Actual/360	4.590%	16,633.73	6,408.38	0.00	N/A	07/06/29	--	4,348,687.36	4,342,278.98	10/06/21
4C	322150304				Actual/360	4.590%	14,785.54	5,696.34	0.00	N/A	07/06/29	--	3,865,499.76	3,859,803.42	10/06/21
5	883101011	OF	Jacksonville	FL	Actual/360	4.420%	133,299.83	0.00	0.00	N/A	08/06/29	--	36,190,000.00	36,190,000.00	10/06/21
6	322150006	SS	Various	Various	Actual/360	3.809%	99,343.48	0.00	0.00	N/A	08/01/29	--	31,297,500.00	31,297,500.00	10/01/21
7	310950370	OF	Los Angeles	CA	Actual/360	4.950%	123,750.00	0.00	0.00	N/A	07/11/24	--	30,000,000.00	30,000,000.00	10/11/21
8	300571959	OF	Sugar Land	TX	Actual/360	4.690%	109,443.54	40,787.17	0.00	N/A	06/06/29	--	28,002,612.62	27,961,825.45	10/06/21
9	301741425	OF	Richardson	TX	Actual/360	4.040%	96,152.00	0.00	0.00	N/A	08/06/29	--	28,560,000.00	28,560,000.00	10/06/21
10	301741426	IN	Mahwah	NJ	Actual/360	4.250%	100,810.35	39,392.52	0.00	N/A	08/06/29	--	28,464,099.21	28,424,706.69	10/06/21
11	610947195	IN	Various	Various	Actual/360	3.990%	90,107.50	0.00	0.00	08/11/29	08/11/32	--	27,100,000.00	27,100,000.00	10/11/21
12	307331124	RT	Traverse City	MI	Actual/360	4.860%	97,358.51	31,017.94	0.00	N/A	06/06/29	--	24,039,139.32	24,008,121.38	10/06/21
13	301741423	OF	Memphis	TN	Actual/360	4.120%	80,109.07	37,045.33	0.00	N/A	08/06/29	--	23,332,738.33	23,295,693.00	10/06/21
14	307331144	IN	Various	Various	Actual/360	4.300%	32,698.71	0.00	0.00	N/A	08/06/29	--	9,125,221.00	9,125,221.00	10/06/21
15	307331134	OF	Tampa	FL	Actual/360	4.730%	88,687.50	0.00	0.00	N/A	08/06/26	--	22,500,000.00	22,500,000.00	10/06/21
16	28002235	IN	Various	Various	Actual/360	4.660%	78,665.34	29,656.53	0.00	N/A	06/06/29	--	20,257,168.17	20,227,511.64	10/06/21
17	307331116	MF	Brooklyn	NY	Actual/360	5.150%	80,468.75	0.00	0.00	N/A	07/06/29	--	18,750,000.00	18,750,000.00	10/06/21
18	883100997	OF	San Francisco	CA	Actual/360	3.570%	53,550.00	0.00	0.00	N/A	06/06/29	--	18,000,000.00	18,000,000.00	10/06/21
19	300571971	RT	Tucson	AZ	Actual/360	4.820%	72,300.00	0.00	0.00	N/A	05/06/29	--	18,000,000.00	18,000,000.00	10/06/21
20	28002252	MU	Atlanta	GA	Actual/360	4.673%	67,044.53	23,433.31	0.00	N/A	08/06/29	--	17,216,656.54	17,193,223.23	10/06/21
21	307331141	OF	Morristown	NJ	Actual/360	4.081%	57,814.86	0.00	0.00	N/A	08/06/29	--	17,000,000.00	17,000,000.00	10/06/21
22	28002256	MF	Auburn Hills	MI	Actual/360	4.610%	65,308.33	0.00	0.00	N/A	08/06/29	--	17,000,000.00	17,000,000.00	10/06/21
23	28002248	MF	Bethlehem	PA	Actual/360	4.750%	63,333.33	0.00	0.00	N/A	08/06/29	--	16,000,000.00	16,000,000.00	09/06/21
24	300571976	LO	Sacramento	CA	Actual/360	4.550%	47,804.61	18,706.09	0.00	N/A	07/06/29	--	12,607,810.01	12,589,103.92	10/06/21
25	300571970	MU	Salem	MA	Actual/360	5.150%	53,973.41	17,010.00	0.00	N/A	05/06/24	--	12,576,329.19	12,559,319.19	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	28002241	LO	Colorado Springs	CO	Actual/360	4.800%	48,385.76	17,197.41	0.00	N/A	07/06/29	--	12,096,439.76	12,079,242.35	10/06/21
27	300571992	RT	Palm Springs	CA	Actual/360	4.683%	39,025.00	0.00	0.00	N/A	07/06/29	--	10,000,000.00	10,000,000.00	10/06/21
28	301741424	RT	Knoxville	TN	Actual/360	4.850%	38,194.45	13,255.50	0.00	N/A	08/06/29	--	9,450,172.00	9,436,916.50	10/06/21
29	300571968	LO	Sneads Ferry	NC	Actual/360	4.700%	36,589.52	13,510.89	0.00	N/A	07/06/29	--	9,342,005.80	9,328,494.91	10/06/21
30	307331128	MF	Phoenix	AZ	Actual/360	2.900%	22,958.33	0.00	0.00	N/A	07/06/29	--	9,500,000.00	9,500,000.00	10/06/21
31	28002257	OF	Southfield	MI	Actual/360	4.450%	32,919.44	16,182.57	0.00	N/A	08/06/29	--	8,877,152.42	8,860,969.85	10/06/21
32	28002233	RT	Lebanon	TN	Actual/360	5.100%	37,086.04	11,779.44	0.00	N/A	07/06/29	--	8,726,127.12	8,714,347.68	10/06/21
33	410948322	OF	Tacoma	WA	Actual/360	4.380%	31,809.75	0.00	0.00	N/A	05/11/29	--	8,715,000.00	8,715,000.00	10/11/21
34	310949794	MU	San Francisco	CA	Actual/360	4.180%	29,608.33	0.00	0.00	N/A	06/11/29	--	8,500,000.00	8,500,000.00	10/11/21
35	410949620	IN	Fairfield	CA	Actual/360	3.953%	27,671.00	0.00	0.00	N/A	06/11/29	--	8,400,000.00	8,400,000.00	10/11/21
36	301741419	OF	Burbank	CA	Actual/360	4.620%	30,800.00	0.00	0.00	N/A	07/06/29	--	8,000,000.00	8,000,000.00	10/06/21
37	301741420	OF	Pearland	TX	Actual/360	4.130%	26,257.60	11,204.04	0.00	N/A	08/06/29	--	7,629,325.71	7,618,121.67	10/06/21
38	410949357	MF	Sonoma	CA	Actual/360	4.300%	26,875.00	0.00	0.00	N/A	06/11/26	--	7,500,000.00	7,500,000.00	10/11/21
39	301741421	LO	Madison	AL	Actual/360	5.150%	30,853.04	13,649.16	0.00	N/A	08/06/29	--	7,189,057.45	7,175,408.29	10/06/21
40	883101013	RT	Princeton	WV	Actual/360	3.950%	23,434.46	11,681.30	0.00	N/A	07/06/29	--	7,119,330.86	7,107,649.56	10/06/21
41	410950333	OF	Leesburg	VA	Actual/360	3.850%	23,581.25	0.00	0.00	N/A	07/11/29	--	7,350,000.00	7,350,000.00	10/11/21
42	310950179	RT	Millcreek	UT	Actual/360	4.600%	25,006.62	9,596.87	0.00	N/A	07/11/29	--	6,523,467.30	6,513,870.43	10/11/21
43	410950340	SS	Leesburg	VA	Actual/360	3.950%	21,066.67	0.00	0.00	N/A	07/11/29	--	6,400,000.00	6,400,000.00	10/11/21
44	28002229	IN	Apex	NC	Actual/360	4.800%	25,200.00	0.00	0.00	N/A	06/06/29	--	6,300,000.00	6,300,000.00	10/06/21
45	307331135	OF	Christiana	DE	Actual/360	4.550%	22,372.65	8,206.98	0.00	N/A	08/06/29	--	5,900,478.66	5,892,271.68	10/06/21
46	300571972	IN	Anaheim	CA	Actual/360	4.220%	21,100.00	0.00	0.00	N/A	07/06/29	--	6,000,000.00	6,000,000.00	10/06/21
47	300571967	LO	Dublin	OH	Actual/360	5.000%	24,223.98	7,985.32	0.00	N/A	07/06/29	--	5,813,755.71	5,805,770.39	10/06/21
48	28002249	OF	Marlborough	MA	Actual/360	4.660%	21,588.41	8,095.18	0.00	N/A	07/06/29	--	5,559,247.09	5,551,151.91	10/06/21
49	28002255	MF	Grand Rapids	MI	Actual/360	4.750%	21,770.83	0.00	0.00	N/A	08/06/29	--	5,500,000.00	5,500,000.00	10/06/21
50	410949391	OF	Houston	TX	Actual/360	4.730%	20,996.76	7,627.58	0.00	N/A	08/11/29	--	5,326,874.11	5,319,246.53	10/11/21
51	307331136	LO	Shelbyville	IN	Actual/360	4.990%	21,783.18	7,172.19	0.00	N/A	08/06/29	--	5,238,439.62	5,231,267.43	10/06/21
52	300571981	RT	Columbus	OH	Actual/360	4.650%	18,890.62	0.00	0.00	N/A	08/06/29	--	4,875,000.00	4,875,000.00	10/06/21
53	28002259	SS	Prince George	VA	Actual/360	4.700%	18,408.33	0.00	0.00	N/A	08/06/29	--	4,700,000.00	4,700,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
54	410948482	SS	Santa Rosa	CA	Actual/360	4.780%	17,319.12	6,236.45	0.00	N/A	06/11/29	--	4,347,896.29	4,341,659.84	10/11/21
55	883100994	LO	Pooler	GA	Actual/360	5.000%	17,092.24	8,045.13	0.00	N/A	06/06/29	--	4,102,137.01	4,094,091.88	10/06/21
56	28002266	RT	Elkton	MD	Actual/360	4.657%	16,493.54	0.00	0.00	08/06/29	10/06/33	--	4,250,000.00	4,250,000.00	10/06/21
57	28002238	SS	Cheyenne	WY	Actual/360	4.750%	16,625.00	0.00	0.00	N/A	06/06/29	--	4,200,000.00	4,200,000.00	10/06/21
58	300571957	LO	Shippensburg	PA	Actual/360	5.400%	17,600.08	7,333.25	0.00	N/A	05/06/29	--	3,911,129.45	3,903,796.20	10/06/21
59	28002250	RT	Hutchinson	MN	Actual/360	4.650%	14,105.00	0.00	0.00	N/A	07/06/29	--	3,640,000.00	3,640,000.00	10/06/21
60	410949109	IN	Rochester	NY	Actual/360	4.035%	12,239.50	0.00	0.00	06/11/29	06/11/39	--	3,640,000.00	3,640,000.00	10/11/21
61	307331125	RT	Peckville	PA	Actual/360	5.200%	14,779.67	6,508.29	0.00	N/A	06/06/29	--	3,410,693.56	3,404,185.27	10/06/21
62	301741422	MU	San Diego	CA	Actual/360	4.500%	13,031.25	0.00	0.00	N/A	08/06/29	--	3,475,000.00	3,475,000.00	10/06/21
63	28002258	RT	Spartanburg	SC	Actual/360	4.537%	12,287.71	0.00	0.00	08/06/29	03/06/33	--	3,250,000.00	3,250,000.00	10/06/21
64	883101010	MU	Chicago	IL	Actual/360	4.300%	8,726.41	3,769.09	0.00	N/A	07/06/29	--	2,435,277.44	2,431,508.35	10/06/21
65	600950173	98	Adelanto	CA	Actual/360	4.730%	8,661.25	3,178.82	0.00	N/A	06/11/29	--	2,197,356.88	2,194,178.06	10/11/21
66	300571966	SS	Villa Rica	GA	Actual/360	4.750%	4,733.25	1,526.52	0.00	N/A	06/06/29	--	1,195,769.45	1,194,242.93	10/06/21
67	28002268	RT	Houghton Lake	MI	Actual/360	5.530%	4,290.36	0.00	0.00	08/06/29	12/06/33	--	931,000.00	931,000.00	10/06/21
Totals							3,210,719.21	485,618.13	0.00				876,072,844.26	875,587,226.13
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	36,521,966.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,229,638.30	2,164,115.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	20,966,355.00	11,451,897.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,790,943.00	1,630,281.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,716,801.80	2,346,748.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	12,583,305.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	2,496,252.92	1,364,595.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,597,287.09	1,042,511.03	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,859,045.35	1,179,456.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,878,252.42	1,462,598.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,644,916.84	742,051.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	64,715.42	0.00
13	0.00	1,668,974.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,243,332.74	1,621,666.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,273,878.40	1,443,251.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,592,871.03	1,396,020.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,288,196.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	5,412,320.56	3,150,479.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,627,690.03	553,454.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,770,150.82	1,912,534.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,445,754.89	728,376.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	723,345.52	01/01/21	06/30/21	--	0.00	0.00	63,266.66	63,266.66	0.00	0.00
24	902,513.55	739,630.79	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	7,013,576.45	6,735,565.54	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	933,911.04	1,749,259.73	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,975,605.87	1,510,516.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	485,415.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,088,576.42	1,581,375.94	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	5,450,081.95	2,914,506.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	658,919.21	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	927,572.77	271,858.08	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,071,881.75	576,154.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	605,601.96	76,262.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	775,713.65	459,911.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	717,097.65	343,497.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	802,237.83	519,678.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	598,583.21	428,457.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	642,010.88	847,697.54	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	895,814.05	427,736.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,187,140.94	599,758.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	558,772.66	490,588.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	723,803.65	415,378.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	608,741.36	462,726.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	830,916.44	375,121.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	582,154.11	296,787.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	(340,888.46)	(291,191.04)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	444,359.75	234,836.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	510,583.83	275,783.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	605,084.13	205,027.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	493,091.10	741,882.55	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	543,564.02	145,610.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	7,862.45	0.00
53	356,053.40	86,798.53	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	659,968.47	362,383.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	221,502.47	402,176.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	368,600.00	184,300.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	479,174.90	270,865.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	229,090.30	307,970.37	07/01/20	06/30/21	--	0.00	4,651.12	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	11,353.49	0.00
60	0.00	241,709.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	450,334.35	250,021.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	140,225.87	54,137.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	282,270.00	141,135.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	215,375.00	114,649.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	137,153.10	113,509.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	87,295.15	43,648.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	153,714,104.97	63,434,416.62				0.00	4,651.12	63,266.66	63,266.66	83,931.36	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.397747%	4.380754%	89
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.397880%	4.380886%	90
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,937,279.00	0	0.00	4.398000%	4.379888%	91
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396481%	4.378411%	92
06/17/21	4	37,359,251.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396618%	4.378545%	93
05/17/21	3	33,036,106.46	1	4,372,425.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396740%	4.378665%	94
04/16/21	0	0.00	5	43,313,172.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396874%	4.378796%	95
03/17/21	1	5,857,783.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396995%	4.380021%	96
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	18,055,158.87	0	0.00	0	0.00	4.397154%	4.379071%	97
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	19,544,251.48	0	0.00	0	0.00	4.397273%	4.379188%	98
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.397391%	4.379305%	99
11/18/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.397510%	4.379422%	100
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
23	28002248	09/06/21	0	B	63,266.66	63,266.66	0.00	16,000,000.00
Totals					63,266.66	63,266.66	0.00	16,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		42,559,319	42,559,319	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		30,000,000	30,000,000	0		0
> 60 Months		803,027,907	803,027,907	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	875,587,226	875,587,226	0	0	0	0
Sep-21	876,072,844	876,072,844	0	0	0	0
Aug-21	876,514,163	876,514,163	0	0	0	0
Jul-21	891,855,237	891,855,237	0	0	0	0
Jun-21	892,296,595	854,937,343	37,359,251	0	0	0
May-21	892,695,657	855,287,125	33,036,106	4,372,426	0	0
Apr-21	893,132,253	849,819,081	0	43,313,172	0	0
Mar-21	893,527,969	887,670,185	5,857,784	0	0	0
Feb-21	894,039,845	894,039,845	0	0	0	0
Jan-21	894,431,924	894,431,924	0	0	0	0
Dec-20	894,822,432	894,822,432	0	0	0	0
Nov-20	895,210,103	895,210,103	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	322150004	0.00	4.59000%	0.00	4.59000%	10	10/28/20	09/01/20	12/11/20
4A	322150104	0.00	4.59000%	0.00	4.59000%	10	10/28/20	09/01/20	12/11/20
4B	322150204	0.00	4.59000%	0.00	4.59000%	10	10/28/20	09/01/20	12/11/20
4C	322150304	0.00	4.59000%	0.00	4.59000%	10	10/28/20	09/01/20	12/11/20
47	300571967	5,903,094.84	5.00000%	5,903,094.84	5.00000%	10	07/17/20	04/06/20	10/13/20
Totals		5,903,094.84		5,903,094.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
58	0.00	0.00	0.00	0.00	249.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	249.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			249.33

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29